UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: February 29, 2012

Date of reporting period: August 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2011

Orinda Multi-Manager Hedged Equity Fund
Class A Shares – OHEAX
Class C Shares – OHECX
Class I Shares – OHEIX

Dear Fellow Shareholder,

We are pleased to send you this semi-annual report, and appreciate the confidence and trust you have placed with us as an investor in the Orinda Multi-Manager Hedged Equity Fund (the “Fund,” tickers: OHEAX, OHECX, OHEIX).

The Fund’s performance for the period March 31, 2011 through August 31, 2011, as well as the performance for the Standard & Poor’s 500 Total Return Index are shown in the table below.

ORINDA MULTI-MANAGER HEDGED EQUITY FUND

		Since Inception
Returns as of 8/31/11	3 mos.	(3/31/11)
PERFORMANCE AT NAV without sales charge
A share	-4.82%	-4.36%
C share	-5.06%	-4.72%
I share	-4.74%	-4.24%

S&P 500® TR Index	-8.90%	-7.26%
Russell 2000® Index	-14.03%	-14.28%
PERFORMANCE AT MOP includes maximum sales charge
A share	-9.57%	-9.16%
C share	-6.01%	-5.67%

Net Annual Fund Operating Expenses* as of 3/31/11: A share 2.95%; C share 3.70%; I share 2.64%.  Expense Ratio as of 3/31/11: A share 3.65% net (4.13% gross); C share 4.40% net (4.88% gross); I share 3.34% net (3.82% gross).

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-903-1313 or visiting www.orindafunds.com. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held less than 60 days. If it did, total return would be reduced. Performance data shown at MOP (Maximum Offering Price) reflects the Class A maximum sales charge of 5.00% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data shown at NAV does not reflect the deduction of the sales load or CDSC. If reflected, the load or CDSC would reduce the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Investment performance reflects fee waivers in effect. In the absence of such waivers total return would be reduced.

*
The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, interest and dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.95%, 3.70% and 2.64% of average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively (the “Expense Cap”). The Expense Cap will remain in effect through at least June 30, 2012, and may be terminated only by the Trust’s Board of Trustees.

PERFORMANCE OVERVIEW

Subsequent to the Fund launch on March 31st, the US equity markets spent several months bouncing within a narrow range and flirting with multi-year highs. Then, volatility reared its head with a vengeance and equity markets here and around the world sold off sharply. The Fund seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices. While we are never pleased to lose money, the Fund has been able to dampen the significant decline likely experienced by many equity market investors. The Fund delivered performance within the bounds of our expectations, due to the ability of our experienced hedge fund Sub-Advisers who had the flexibility to vary their net exposure to the equity market. For reference, since inception, the Fund (Class A share) has outperformed the S&P 500 TR by approximately 2.90%, and the Russell 2000 Index by 9.92%, delivering performance of -4.36% for the period March 31 to August 31, 2011.

As of August 31, 2011, the Fund’s beta to the S&P 500 was approximately .5, with 73.90% gross long, 29.17% gross short position for a 44.73% net long invested posture.

The composition of the portfolio was well diversified across industry sectors, with approximately 204 long positions, and 129 short holdings; the top 10 long positions comprised 14.73% of the Fund, and the top ten short holdings were 9.40%.

RISK ANALYSIS Since Inception as of 8/31/11

Standard Deviation – Fund (Annualized)			13.02%
Standard Deviation – S&P 500 TR Index (Annualized)			24.53%
Beta vs. S&P 500 TR Index			0.504
Risk measures apply to Class A Shares only.
Standard Deviation is a measure of daily volatility of returns.
Higher standard deviation implies higher volatility.
Beta is a measure of the volatility of a fund relative to the overall market.

PORTFOLIO CHARACTERISTICS as of 8/31/11		EXPOSURE** as of 8/31/11

Number of Long holdings*	204	Long	73.90%
Number of Short holdings*	129	Short	29.17%
Top 10 Long holdings (% of net assets)	14.73%	Gross	103.07%
Top 10 Short holdings (% of net assets)	9.40%	Net	44.73%

*	Does not include Options positions.
**	Gross exposure is calculated by adding the percentage of the Fund’s capital invested in long holdings to the percentage of the Fund’s capital in short positions.

SECTOR EXPOSURE as of 8/31/11

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

* ETFs and Options is not a GICS sector.

While we are not market prognosticators, we would like to briefly put forth an observation. The economic and financial meltdown of 2008-2009 was regarded as a ‘tail’ event, a once-in-a generation phenomenon. Yet here we are again in a full-scale investor commotion. Equity markets have had a disorderly break-down, some major banks are rumored to be in difficulty, and recession talk abounds. As was highlighted just a few years ago, collapses in confidence can lead to a self-fulfilling collapse in activity, leading to even weaker confidence.

It is a difficult environment for investors because there are so many major issues to consider and a disturbing lack of clarity of how they will all play out. The European debt crisis is enough on its own to cause major market dislocations, but there also is the perceived loss of global economic momentum, the political dysfunction in the U.S., and limited policy ammunition in central banks.

Smart money buys when things look discouraging and sells when there is broad-based euphoria. That doesn’t imply that this is an excellent time to throw caution to the wind and jump into risk assets. Few investors can afford the luxury of taking such a stance. The experience of the past few years has highlighted the importance of risk control and seeking to preserve capital in difficult markets.

An environment of subpar economic growth and financial imbalances will probably be with us for the foreseeable future; this suggests a broad trading range for risk assets, not a straight ahead market—in either direction. Thus, investors should be prepared for ongoing volatility. The Orinda Multi-Manager Hedged Equity Fund has been designed for patient long-term investors who value the characteristics a multi-manager long/short equity allocation provides as a core holding within an investment portfolio.

We thank you for your investment in our Fund and for the trust you have placed in Orinda Asset Management.

Larry Epstein
Chief Investment Officer
Orinda Asset Management, LLC.

The information provided herein represents the opinions of Orinda Asset Management, and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. This fund is new, with a limited operating history. Investments in smaller companies involve greater risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Investments in absolute return strategies are not intended to outperform stocks and bonds during strong market rallies. Diversification does not assure a profit or protect against a loss in a declining market.

DEFINITIONS

The S&P 500 Total Return Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends. The Russell 2000 Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index includes the reinvestment of dividends. One cannot invest directly in an index.

Orinda Asset Management is the adviser to the Orinda Multi-Manager Hedged Equity Fund which is distributed by Quasar Distributors, LLC.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2011 (Unaudited)

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2011 (Unaudited)

COMMON STOCKS - 60.6%	Shares	Value
Consumer Discretionary - 10.0%
Barnes & Noble, Inc.	27,500	$366,850
BJ’s Restaurants, Inc.^*	1,277	58,959
Carter’s, Inc.^*	12,410	383,841
Chico’s FAS, Inc.*	21,530	299,698
DeVry, Inc.*	825	36,448
Francesca’s Holdings Corp.^*	1,403	32,171
Global Education & Technology Group Ltd. - ADR^*	15,984	81,199
ITT Educational Services, Inc.^*	963	69,490
John Wiley & Sons, Inc.	1,083	52,840
LKQ Corp.^*	13,487	345,267
LodgeNet Interactive Corp.^	34,600	64,356
Monro Muffler Brake, Inc.*	2,441	96,493
National CineMedia, Inc.*	17,480	247,692
Penske Automotive Group *	3,565	65,026
PetSmart, Inc.	1,230	51,881
Rue21, Inc.^*	8,413	210,830
Scientific Games Corp.^*	29,000	255,780
Steiner Leisure Ltd.^*	1,148	45,794
Teavana Holdings, Inc.^	1,428	37,057
Tempur-Pedic International, Inc.^	10,000	582,400
The Home Depot, Inc.	12,000	400,560
The McGraw-Hill Companies, Inc.*	1,137	47,879
Thor Industries, Inc.*	1,489	33,100
Under Armour, Inc.^*	4,432	314,051
ValueVision Media, Inc.^	47,250	179,077
Xueda Education Group - ADR^*	7,700	52,745
Total Consumer Discretionary		4,411,484

Consumer Staples - 0.2%
Anheuser Busch Inbev NV - ADR*	1,361	75,209

Energy - 3.1%
BP PLC - ADR*	1,496	58,927
Core Laboratories NV*	957	106,782
Dril-Quip, Inc.^*	3,056	197,723
Helix Energy Solutions Group, Inc.^*	13,940	235,447
Valero Energy Corp.*	2,528	57,436
Western Refining, Inc.^*	2,496	43,530
World Fuel Services Corp.*	18,140	673,720
Total Energy		1,373,565

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 60.6% (Continued)	Shares	Value

Financials - 5.5%
Affiliated Managers Group, Inc.^*	2,463	$214,675
Berkshire Hathaway, Inc. - Class B^*	7,553	551,369
Financial Engines, Inc.^*	20,190	449,833
FirstService Corp.^*	5,329	170,155
FXCM, Inc.*	6,033	70,526
Greenlight Capital Re Ltd.^*	5,548	124,442
Moody’s Corp.*	2,126	65,545
MSCI, Inc.^*	5,083	175,719
Portfolio Recovery Associates, Inc.^*	1,339	97,921
Signature Bank^*	7,250	403,172
Virtus Investment Partners, Inc.^*	2,042	125,195
Total Financials		2,448,552

Health Care - 8.6%
Accuray, Inc.^*	4,045	19,982
Align Technology, Inc.^*	17,710	338,261
Alnylam Pharmaceuticals, Inc.^*	9,384	65,500
AmerisourceBergen Corp.	1,361	53,868
AstraZeneca PLC - ADR*	1,289	61,124
Baxter International, Inc.*	891	49,878
Becton, Dickinson and Co.*	573	46,631
BioMarin Pharmaceutical, Inc.^*	11,777	348,423
Boston Scientific Corp.^*	7,130	48,341
Bristol-Myers Squibb Co.*	2,796	83,181
C.R. Bard, Inc.*	548	52,202
DENTSPLY International, Inc.*	1,365	48,048
DepoMed, Inc.^	21,318	132,598
Endo Pharmaceuticals Holdings, Inc.^*	2,858	91,199
Forest Laboratories, Inc.^*	4,190	143,466
Healthways, Inc.^*	3,151	39,577
Hologic, Inc.^*	20,340	338,458
IPC The Hospitalist Co.^*	5,310	212,931
Johnson & Johnson*	1,086	71,459
LifePoint Hospitals, Inc.^	1,349	49,508
Ligand Pharmaceuticals, Inc.^	9,265	141,106
Masimo Corp.^*	6,508	160,552
Myrexis, Inc.^*	30,850	83,604
Novartis AG - ADR*	1,142	66,761
Omnicell, Inc.^*	12,163	190,229

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 60.6% (Continued)	Shares	Value

Health Care - 8.6% (Continued)
Optimer Pharmaceuticals, Inc.^*	11,235	$111,788
Pfizer, Inc.*	5,367	101,866
PSS World Medical, Inc.^*	6,759	159,377
Rigel Pharmaceuticals, Inc.^*	7,678	60,503
Tenet Healthcare Corp.^	17,070	90,130
UnitedHealth Group, Inc.*	1,687	80,166
VCA Antech, Inc.^*	9,876	182,805
WellPoint, Inc.*	867	54,881
Total Health Care		3,778,403

Industrials - 10.3%
Air Transport Services Group, Inc.^*	33,840	182,398
Albany International Corp.*	3,076	66,872
American Reprographics Co.^*	12,378	48,398
AMETEK, Inc.	1,685	65,850
Atlas Air Worldwide Holdings, Inc.^*	4,360	213,989
Beacon Roofing Supply, Inc.^*	7,181	133,279
Brady Corp.	1,863	51,233
Cintas Corp.*	1,612	51,552
Copart, Inc.^*	4,570	196,693
CSX Corp.*	2,043	44,823
Curtiss-Wright Corp.*	1,803	55,514
General Cable Corp.^*	1,609	48,511
Graco, Inc.*	3,888	153,498
HEICO Corp.*	3,656	199,325
Houston Wire & Cable Co.*	3,250	47,678
Hurco Companies, Inc.^*	209	5,743
Huron Consulting Group, Inc.^*	8,327	264,715
ICF International, Inc.^*	3,540	80,252
IHS, Inc.^*	4,248	329,602
II-VI, Inc.^*	4,080	80,600
Kadant, Inc.^*	2,362	55,035
Kirby Corp.^*	978	53,829
L.B. Foster Co.	2,530	61,985
Landstar System, Inc.*	9,318	377,286
Lihua International, Inc.^*	7,104	45,679
MasTec, Inc.^*	13,930	309,246
Mistras Group, Inc.^*	14,860	300,172
NACCO Industries, Inc.*	696	53,390

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 60.6% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Resources Connection, Inc.*	3,915	$40,951
Robert Half International, Inc.*	1,537	36,765
Southwest Airlines Co.	6,358	54,806
Stantec, Inc.^*	1,163	28,866
Steelcase, Inc.*	6,181	51,179
Stericycle, Inc.^*	2,151	188,664
The Middleby Corp.^*	1,930	155,490
TransDigm Group, Inc.^*	2,394	219,913
Waste Connections, Inc.*	5,545	191,802
Total Industrials		4,545,583
Information Technology - 19.7%
Accenture PLC	1,192	63,879
Alliance Data Systems Corp.^*	4,680	437,159
Altera Corp.*	1,504	54,731
Amdocs Ltd.^	2,309	63,428
Analog Devices, Inc.*	1,741	57,488
ANSYS, Inc.^*	1,389	74,978
Arris Group, Inc.^*	24,800	270,816
Avago Technologies Ltd.*	1,936	64,101
Brightpoint, Inc.^*	10,520	100,256
Brocade Communications Systems, Inc.^*	140,946	545,461
CA, Inc.*	2,323	48,760
Cardtronics, Inc.^*	31,356	776,375
Check Point Software Technologies Ltd.^*	964	52,480
Cisco Systems, Inc.*	3,617	56,715
Cogo Group, Inc.^*	17,173	45,852
Concur Technologies, Inc.^*	1,678	70,174
Convergys Corp.^	6,192	65,945
Exlservice Holdings, Inc.^*	1,959	50,836
FARO Technologies, Inc.^*	4,055	153,968
Global Payments, Inc.*	1,314	60,221
Heartland Payment Systems, Inc.*	3,910	84,104
Hittite Microwave Corp.^*	3,597	195,389
Integrated Device Technology, Inc.^*	49,670	281,132
InterDigital, Inc.*	4,019	282,938
International Rectifier Corp.^*	15,940	363,273
IPG Photonics Corp.^*	1,281	74,272
KVH Industries, Inc.^*	27,210	242,169

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 60.6% (Continued)	Shares	Value
Information Technology - 19.7% (Continued)
Liquidity Services, Inc.^*	4,644	$111,456
Magma Design Automation, Inc.^*	61,590	313,493
MIPS Technologies, Inc.^*	7,965	44,604
Monster Worldwide, Inc.^*	25,610	241,758
National Instruments Corp.*	2,863	72,806
NCR Corp.^*	2,871	49,467
Newport Corp.^*	25,520	330,229
NIC, Inc.*	22,050	256,221
Photronics, Inc.^*	9,652	62,545
Plantronics, Inc.*	11,530	369,536
Polycom, Inc.^*	5,232	124,522
RealPage, Inc.^*	4,891	101,831
Rogers Corp.^*	983	49,022
Rovi Corp.^*	8,380	409,698
ServiceSource International, Inc.^	593	10,716
Solera Holdings, Inc.*	3,605	211,433
Sourcefire, Inc.^*	9,420	260,180
SuccessFactors, Inc.^	3,942	92,085
Symantec Corp.^*	3,968	68,051
TeleTech Holdings, Inc.^*	3,086	54,746
TESSCO Technologies, Inc.*	3,902	56,852
The Ultimate Software Group, Inc.^*	1,691	85,548
Total System Services, Inc.*	2,554	46,355
VeriFone Systems, Inc.^*	5,593	196,985
Virtusa Corp.^	4,330	68,284
VistaPrint NV^*	3,078	90,586
Wayside Technology Group, Inc.*	14,502	169,528
Westell Technologies, Inc.^	14,366	35,771
Western Union Co.*	3,197	52,814
Total Information Technology		8,674,022
Materials - 2.3%
Goldcorp, Inc.*	1,380	71,650
Minefinders Ltd.^	3,161	51,272
New Gold, Inc.^	14,517	196,996
Royal Gold, Inc.*	780	59,810
Silver Wheaton Corp.*	1,345	53,289
STR Holdings, Inc.^	37,010	419,693
The Mosaic Co.*	814	57,900

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 60.6% (Continued)	Shares	Value

Materials - 2.3% (Continued)
Titanium Metals Corp.*	4,408	$70,660
Yamana Gold, Inc.*	3,425	54,149
Total Materials		1,035,419

Telecommunication Services - 0.4%
Abovenet, Inc.	2,900	178,292

Utilities - 0.5%
ITC Holdings Corp.*	2,978	225,316
TOTAL COMMON STOCKS (Cost $27,806,180)		26,745,845

CLOSED-END FUNDS - 0.3%

Credit Suisse High Yield Bond Fund	40,000	119,200
TOTAL CLOSED-END FUNDS (Cost $119,348)		119,200

EXCHANGE-TRADED FUNDS - 12.6%

First Trust Large Cap Core AlphaDEX Fund	7,688	205,269
iShares iBoxx $ High Yield Corporate Bond Fund	1,871	164,704
iShares MSCI ACWI Index Fund	4,144	181,010
iShares Russell 1000 Index Fund	3,924	266,165
iShares Russell 2000 Value Index Fund	3,948	253,817
iShares Russell Midcap Index Fund	1,845	180,515
iShares S&P GSCI Commodity-Indexed Trust^	4,869	168,419
iShares S&P MidCap 400 Growth Index Fund	1,825	182,847
PowerShares DB G10 Currency Harvest Fund^	6,695	162,488
PowerShares FTSI RAFE US 1000 Portfolio	3,433	182,327
ProShares Ultra DJ-UBS Commodity^	5,015	179,737
Rydex S&P 500 Pure Growth ETF	4,822	210,818
Rydex S&P 500 Pure Value ETF	5,630	155,726
SPDR Barclays Capital High Yield Bond ETF	20,252	785,575
SPDR Dow Jones Industrial Average ETF Trust*	11,000	1,275,230
Vanguard Dividend Appreciation Index ETF	4,011	209,855
Vanguard Small-Cap Growth ETF	2,079	156,902
Vanguard U.S. Total Stock Market Shares Index ETF	3,307	207,713
WisdomTree Earnings 500 Fund	4,950	210,622
WisdomTree LargeCap Dividend Fund	4,570	211,957
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,616,571)		5,551,696

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

EXCHANGE-TRADED NOTES - 0.4%	Shares	Value

iPath Optimized Currency Carry ETN^	3,616	$163,877
TOTAL EXCHANGE-TRADED NOTES (Cost $163,670)		163,877

PURCHASED OPTIONS - 0.0%	Contracts

Call Options - 0.0%
InterDigital, Inc.
Expiration September 2011, Exercise Price: $65.00	1	840
Expiration December 2011, Exercise Price: $62.50	2	3,140
Expiration December 2011, Exercise Price: $65.00	2	2,922
Monster Worldwide, Inc.
Expiration January 2013, Exercise Price: $15.00	5	475
Expiration January 2013, Exercise Price: $17.50	3	188
Expiration January 2013, Exercise Price: $20.00	5	175
Expiration January 2013, Exercise Price: $25.00	7	122
VeriFone Systems, Inc.
Expiration January 2013, Exercise Price: $55.00	2	535
Expiration January 2013, Exercise Price: $60.00	3	592
Total Call Options		8,989

Put Options - 0.0%
BJ’s Restaurants, Inc.
Expiration October 2011, Exercise Price: $50.00	5	2,625
iShares Russell 2000 Index Fund
Expiration October 2011, Exercise Price: $67.00	35	7,315
MAKO Surgical Corp.
Expiration November 2011, Exercise Price: $30.00	6	1,290
Expiration January 2012, Exercise Price: $25.00	2	296
Expiration January 2012, Exercise Price: $35.00	3	1,440
The St. Joe Co.
Expiration January 2012, Exercise Price: $40.00	1	2,320
VeriFone Systems, Inc.
Expiration September 2011, Exercise Price: $25.00	28	210
Total Put Options		15,496

TOTAL PURCHASED OPTIONS (Cost $30,754)		24,485

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - 23.8%	Shares	Value

Money Market Funds - 23.8%
Fidelity Institutional Treasury Only Portfolio -
Class I, 0.01%+	10,494,139	$10,494,139

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,494,139)

TOTAL INVESTMENTS (Cost $44,230,662) - 97.7%		43,099,242
Other Assets in Excess of Liabilities - 2.3%		1,020,258

TOTAL NET ASSETS - 100.0%		$44,119,500

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
^	Non-income producing.
+	The rate shown is the 7-day yield as of August 31, 2011.
*	All or a portion of the security has been segregated for open short positions and written options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2011 (Unaudited)

COMMON STOCKS - 25.0%	Shares	Value

Consumer Discretionary - 4.0%
Brinker International, Inc.	6,379	$144,038
Cedar Fair LP	9,608	193,121
Cherokee, Inc.	3,460	47,921
Coinstar, Inc.	1,582	72,123
Ctrip.com International, Ltd. - ADR	1,487	62,038
Gaylord Entertainment Co.	1,313	33,009
Gildan Activewear, Inc.	1,155	31,231
Hibbett Sports, Inc.	1,915	71,736
Kona Grill, Inc.	3,566	20,576
Makemytrip Ltd.	2,982	56,658
Morgans Hotel Group	5,031	34,563
Netflix, Inc.	750	176,258
Nutrisystem, Inc.	3,430	43,870
Overstock.com, Inc.	2,649	27,735
Ralph Lauren Corp.	277	37,979
ReachLocal, Inc.	23,328	339,422
Tesla Motors, Inc.	2,556	63,235
True Religion Apparel, Inc.	1,250	38,125
Urban Outfitters, Inc.	2,441	63,893
US Auto Parts Network, Inc.	10,128	64,009
Whirlpool Corp.	1,440	90,274
Zagg, Inc.	3,043	45,736
Total Consumer Discretionary		1,757,550

Consumer Staples - 1.5%
Calavo Growers, Inc.	2,026	40,520
Casey’s General Stores, Inc.	1,071	48,195
Elizabeth Arden, Inc.	3,020	97,304
Green Mountain Coffee Roasters, Inc.	1,120	117,309
Heckmann Corp.	6,934	40,148
J & J Snack Foods Corp.	903	45,701
Medifast, Inc.	6,810	111,752
Snyders-Lance, Inc.	2,075	46,210
Spectrum Brands Holdings, Inc.	1,262	33,796
Sysco Corp.	1,478	41,281
United Natural Foods, Inc.	947	38,514
Total Consumer Staples		660,730

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 25.0% (Continued)	Shares	Value

Energy - 1.5%
Amyris, Inc.	18,282	$366,920
ATP Oil & Gas Corp.	2,337	31,479
Houston American Energy Corp.	3,771	64,899
KiOR, Inc.	4,150	57,270
McMoRan Exploration Co.	2,472	31,815
Northern Oil and Gas, Inc.	4,440	90,665
Total Energy		643,048

Financials - 2.7%
Asta Funding, Inc.	1,694	14,162
Capital City Bank Group, Inc.	4,339	44,128
Centerstate Banks, Inc.	7,658	45,642
Coresite Realty Corp.	4,890	78,729
Flagstone Reinsurance Holdings SA	7,334	52,071
GAMCO Investors, Inc.	927	45,256
Hancock Holding Co.	0.13	4
M&T Bank Corp.	930	70,745
Montpelier Re Holdings Ltd.	3,532	60,680
Protective Life Corp.	10,390	197,306
Safeguard Scientifics, Inc.	2,114	33,909
SCBT Financial Corp.	3,088	86,618
SEI Investments Co.	1,815	31,055
T. Rowe Price Group, Inc.	1,104	59,042
Taylor Capital Group, Inc.	10,125	65,812
Tejon Ranch Co.	1,188	32,302
TriCo Bancshares	9,855	133,338
Validus Holdings Ltd.	2,044	52,776
Washington Banking Co.	8,212	91,153
Total Financials		1,194,728

Health Care - 5.4%
Abaxis, Inc.	8,570	213,136
Acorda Therapeutics, Inc.	11,597	302,102
Amedisys, Inc.	1,477	25,065
BioTime, Inc.	12,270	56,565
DexCom, Inc.	6,431	77,365
Gilead Sciences, Inc.	1,674	66,767
Halozyme Therapeutics, Inc.	4,693	31,912
Heartware International, Inc.	522	32,787

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 25.0% (Continued)	Shares	Value

Health Care - 5.4% (Continued)
Incyte Corp.	9,463	$152,070
Intuitive Surgical, Inc.	118	44,999
Lincare Holdings, Inc.	2,158	46,462
MAKO Surgical Corp.	3,823	137,246
Masimo Corp.	1,246	30,739
Neogen Corp.	1,040	36,109
Onyx Pharmaceuticals, Inc.	6,860	233,446
Quality Systems, Inc.	755	69,475
Regeneron Pharmaceuticals, Inc.	3,190	188,306
Seattle Genetics, Inc.	8,576	149,137
Sequenom, Inc.	9,696	59,436
SIGA Technologies, Inc.	3,423	19,648
Usana Health Sciences, Inc.	2,240	57,658
Valeant Pharmaceuticals International, Inc.	1,302	58,564
Vascular Solutions, Inc.	3,441	41,498
ViroPharma, Inc.	5,513	109,213
Volcano Corp.	4,362	130,642
Total Health Care		2,370,347

Industrials - 1.4%
Aerovironment, Inc.	6,739	193,140
Avery Dennison Corp.	2,990	87,039
Heritage Crystal-Clean, Inc.	3,329	55,095
Meritor, Inc.	8,550	72,248
Quality Distribution, Inc.	2,771	33,862
Spirit Aerosystems Holdings, Inc.	4,690	78,698
Swift Transportation Co.	12,440	107,233
Total Industrials		627,315

Information Technology - 8.0%
Accelrys, Inc.	3,465	22,522
Aixtron SE - ADR	2,768	62,529
Ancestry.com, Inc.	3,181	113,594
Arm Holdings PLC - ADR	4,562	125,820
Blackbaud, Inc.	2,124	53,185
Cavium, Inc.	1,380	44,422
Concur Technologies, Inc.	1,061	44,371
Constant Contact, Inc.	9,570	183,074
Cornerstone OnDemand, Inc.	4,171	64,734

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2011 (Unaudited)

COMMON STOCKS - 25.0% (Continued)	Shares	Value

Information Technology - 8.0% (Continued)
Cymer, Inc.	14,064	$569,029
DragonWave, Inc.	10,970	50,462
Fusion-io, Inc.	1,726	43,219
Lexmark International, Inc.	4,650	148,614
NVE Corp.	2,160	142,690
OmniVision Technologies, Inc.	7,990	147,016
Open Text Corp.	6,570	387,630
OpenTable, Inc.	2,325	141,802
Rackspace Hosting, Inc.	1,852	67,709
Rubicon Technology, Inc.	6,658	85,788
Salesforce.com, Inc.	1,094	140,852
SciQuest, Inc.	2,454	36,736
Solarwinds, Inc.	2,731	67,647
SouFun Holdings Ltd. - ADR	3,709	68,060
Spreadtrum Communications, Inc. - ADR	7,252	128,143
Stratasys, Inc.	1,817	42,045
Travelzoo, Inc.	40	1,461
Veeco Instruments, Inc.	8,076	293,643
Volterra Semiconductor Corp.	2,920	59,130
Youku.com, Inc. - ADR	8,161	204,596
Total Information Technology		3,540,523

Materials - 0.2%
Avalon Rare Metals, Inc.	14,670	66,455
Martin Marietta Materials, Inc.	435	30,811
Total Materials		97,266

Utilities - 0.3%
Cadiz, Inc.	2,912	29,295
Northwest Natural Gas Co.	734	33,191
Ormat Technologies, Inc.	1,669	28,306
UIL Holdings Corp.	1,381	46,899
Total Utilities		137,691
TOTAL COMMON STOCKS
(Proceeds $11,781,822)		$11,029,198

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2011 (Unaudited)

EXCHANGE-TRADED FUNDS - 4.2%	Shares	Value

iShares Barclays 20+ Year Treasury Bond Fund	3,000	$321,090
iShares FTSE China 25 Index Fund	2,986	115,319
iShares Russell 2000 Growth Index Fund	8,083	671,697
iShares Russell 2000 Index Fund	9,144	663,763
United States Oil Fund LP	2,044	70,539
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $1,881,754)		1,842,408
TOTAL SECURITIES SOLD SHORT
(Proceeds $13,663,576) - 29.2%		$12,871,606

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2011 (Unaudited)

	Contracts	Value

CALL OPTIONS
iShares Russell 2000 Index Fund
Expiration: October 2011, Exercise Price: $84.00	35	$700
VeriFone Systems, Inc.
Expiration: September 2011, Exercise Price: $36.00	28	3,640
Total Call Options		4,340

PUT OPTIONS
BJ’s Restaurants, Inc.
Expiration: October 2011, Exercise Price: $45.00	5	1,225
iShares Russell 2000 Index Fund
Expiration: October 2011, Exercise Price: $60.00	35	3,535
Total Put Options		4,760
TOTAL OPTIONS WRITTEN
(Premiums received $6,695)		$9,100

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPEN FUTURES CONTRACTS
at August 31, 2011 (Unaudited)

	Number of
	Contracts
	Purchased/	Notional	Settlement	Unrealized
Description	(Sold)	Value	Month	Appreciation

S&P 500 E-mini Futures	13	$791,505	September 2011	$3,357

As of August 31, 2011, initial margin deposits of $52,000 have been pledged in connection with open futures contracts.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
at August 31, 2011 (Unaudited)

ASSETS:
Investments, at value (cost of $44,230,662)	$43,099,242
Deposits at brokers	12,114,269
Receivables:
Securities sold	2,445,118
Capital shares purchased	2,617,266
Dividends and interest	20,168
Variation margin	3,156
Prepaid expenses	36,768
Total assets	60,335,987

LIABILITIES:
Options written, at value (proceeds $6,695)	9,100
Securities sold short (proceeds $13,663,576)	12,871,606
Payables:
Due to custodian	57,515
Securities purchased	3,115,930
Fund shares purchased	29,906
Dividends on short positions	2,584
Advisory fee	37,215
Administration fee	39,620
Distribution fees	5,650
Custody fees	1,177
Trustees’ fees and expenses	12
Service fees	2,614
Transfer agent fees and expenses	22,164
Accrued expenses and other payables	21,394
Total liabilities	16,216,487

NET ASSETS	$44,119,500

Net assets consist of:
Paid in capital	$45,346,472
Accumulated net investment loss	(146,051)
Accumulated net realized loss on investments	(742,423)
Net unrealized appreciation (depreciation) on:
Investments	(1,125,151)
Options	(6,269)
Securities sold short	791,970
Written options contracts	(2,405)
Futures contracts	3,357
Net assets	$44,119,500

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at August 31, 2011 (Unaudited)

Class A:
Net assets applicable to outstanding Class A shares	$8,877,708
Shares issued (Unlimited number of beneficial interest
authorized, $0.01 par value)	371,333
Net asset value and redemption price per share	$23.91

Maximum offering price per share
(net asset value divided by 95.00%)	$25.17

Class C:
Net assets applicable to outstanding Class C shares	$2,730,810
Shares issued (Unlimited number of beneficial interest
authorized, $0.01 par value)	114,624

Net asset value, offering price and redemption price per share*	$23.82

Class I:
Net assets applicable to outstanding Class I shares	$32,510,982
Shares issued (Unlimited number of beneficial interest
authorized, $0.01 par value)	1,358,174

Net asset value, offering price and redemption price per share	$23.94

* Redemption price per share is equal to net asset value less any applicable sales charges.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Period Ended August 31, 2011* (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $97)	$38,401
Interest	731
Total investment income	39,132

EXPENSES:
Investment advisory fees (Note 5)	133,669
Administration fees (Note 5)	66,023
Distribution fees (Note 6)
Distribution fees - Class A	2,938
Distribution fees - Class C	4,397
Service fees (Note 7)
Service fees - Class A	1,527
Service fees - Class C	572
Service fees - Class I	2,938
Transfer agent fees and expenses	37,081
Organizational costs	30,000
Federal and state registration fees	19,702
Interest expense	14,044
Audit fees	7,558
Compliance expense	7,269
Legal fees	5,644
Reports to shareholders	3,894
Trustees’ fees and expenses	2,515
Custody fees	2,012
Other	15,002
Dividends on short sale positions	9,408
Total expenses before reimbursement from advisor	366,193
Expense reimbursement from Advisor	(181,010)
Net expenses	185,183
NET INVESTMENT LOSS	(146,051)

* The Fund commenced operations on March 31, 2011.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Continued)
For the Period Ended August 31, 2011* (Unaudited)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$(625,075)
Options	(1,947)
Securities sold short	347,218
Written options contracts	5,573
Futures contracts	(468,192)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,125,151)
Options	(6,269)
Securities sold short	791,970
Written options contracts	(2,405)
Futures contracts	3,357
Net realized and unrealized loss on investments	(1,080,921)
Net decrease in net assets resulting from operations	$(1,226,972)

* The Fund commenced operations on March 31, 2011.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
August 31, 2011*
(Unaudited)

OPERATIONS:
Net investment loss	$(146,051)
Net realized loss on investments	(742,423)
Net change in unrealized appreciation
(depreciation) on investments	(338,498)
Net decrease in net assets
resulting from operations	(1,226,972)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Class A shares	9,286,203
Class C shares	2,810,881
Class I shares	34,010,456
Cost of shares redeemed
Class A shares	(212,565)
Class C shares	(4,310)
Class I shares	(548,165)
Redemption fees retained
Class A shares	1,892
Class C shares	43
Class I shares	2,037
Net increase in net assets from capital share transactions	45,346,472
Total increase in net assets	44,119,500
NET ASSETS:
Beginning of period	—
End of period	$44,119,500
Accumulated net investment loss	$(146,051)
CHANGES IN SHARES OUTSTANDING:
Shares sold
Class A shares	380,050
Class C shares	114,797
Class I shares	1,381,304
Shares redeemed
Class A shares	(8,717)
Class C shares	(173)
Class I shares	(23,130)

Net increase in shares outstanding	1,844,131

* The Fund commenced operations on March 31, 2011.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended August 31, 2011* (Unaudited)

Increase (decrease) in cash –

Cash flows from operating activities:
Net decrease in net assets from operations	$(1,226,972)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(41,233,184)
Proceeds for dispositions of investment securities	6,903,298
Purchase of short term investments, net	(10,527,798)
Increase in deposits at broker	(12,114,269)
Increase in dividends and interest receivable	(20,168)
Increase in receivable for securities sold	(2,445,118)
Increase in variation margin receivable	(3,156)
Increase in prepaid expenses and other assets	(36,768)
Increase in options written	9,100
Increase in proceeds on securities sold short	12,871,606
Increase in due to custodian	57,515
Increase in payable for securities purchased	3,115,930
Increase in payable for dividends on short positions	2,584
Increase in accrued management fees	37,215
Increase in accrued administration fees	39,620
Increase in distribution and service fees	8,264
Increase in custody fees	1,177
Increase in transfer agent expenses	22,164
Increase in other accrued expenses	21,406
Unrealized depreciation on securities	1,131,420
Net realized loss on investments	627,022
Net cash used in operating activities	(42,759,112)

Cash flows from financing activities:
Proceeds from shares sold	43,490,274
Payment on shares redeemed	(731,162)
Net cash provided by financing activities	42,759,112
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest	$14,044

* The Fund commenced operations on March 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period
Class A
	March 31, 2011
	through
	August 31, 2011*
	(Unaudited)

Net Asset Value – Beginning of Period	$25.00

Income from Investment Operations:
Net investment income (loss)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.01)
Total from investment operations	(1.09)

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value - End of Period	$23.91
Total Return	-4.36	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	8,878
Ratio of operating expenses to average net assets:
Before Reimbursements	6.03	%^
After Reimbursements	3.35	%^
Ratio of interest expense and dividends on short positions
to average net assets:	0.40	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	5.63	%^
After Reimbursements	2.95	%^
Ratio of net investment loss to average net assets:
Before Reimbursements	(5.34	)%^
After Reimbursements	(2.66	)%^
Portfolio turnover rate	63	%+

*	Commencement of operations for Class A shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period
Class C
	March 31, 2011
	through
	August 31, 2011*
	(Unaudited)

Net Asset Value – Beginning of Period	$25.00

Income from Investment Operations:
Net investment income (loss)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.05)
Total from investment operations	(1.18)
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value - End of Period	$23.82
Total Return	-4.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,731
Ratio of operating expenses to average net assets:
Before Reimbursements	9.04	%^
After Reimbursements	4.08	%^
Ratio of interest expense and dividends on short positions
to average net assets:	0.38	%^
Ratio of operating expenses excluding interest expenses and
dividend payments on short positions to average net assets:
Before Reimbursements	8.66	%^
After Reimbursements	3.70	%^
Ratio of net investment loss to average net assets:
Before Reimbursements	(8.42	)%^
After Reimbursements	(3.46	)%^
Portfolio turnover rate	63	%+

*	Commencement of operations for Class C shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period
Class I
	March 31, 2011
	through
	August 31, 2011*
	(Unaudited)

Net Asset Value - Beginning of Period	$25.00

Income from Investment Operations:
Net investment income (loss)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.99)
Total from investment operations	(1.06)
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value - End of Period	$23.94
Total Return	-4.24	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$32,512
Ratio of operating expenses to average net assets:
Before Reimbursements	6.09	%^
After Reimbursements	3.05	%^
Ratio of interest expense and dividends on short positions
to average net assets:	0.41	%^
Ratio of operating expenses excluding interest expenses and
dividend payments on short positions to average net assets:
Before Reimbursements	5.68	%^
After Reimbursements	2.64	%^
Ratio of net investment loss to average net assets:
Before Reimbursements	(5.41	)%^
After Reimbursements	(2.37	)%^
Portfolio turnover rate	63	%+

*	Commencement of operations for Class I shares was March 31, 2011.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda Multi-Manager Hedged Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Fund is long-term capital appreciation, and in pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.  The Fund commenced operations on March 31, 2011.  The Fund offers Class A, Class C and Class I shares.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions: The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the option written.  When an option written expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Futures Contracts and Options on Futures Contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund uses futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

H.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

I.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

K.
New Accounting Pronouncement: In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Derivative Instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,411,484	$—	$—	$4,411,484
Consumer Staples	75,209	—	—	75,209
Energy	1,373,565	—	—	1,373,565
Financials	2,448,552	—	—	2,448,552
Health Care	3,778,403	—	—	3,778,403
Industrials	4,545,583	—	—	4,545,583
Information Technology	8,674,022	—	—	8,674,022
Materials	1,035,419	—	—	1,035,419
Telecommunication Services	178,292	—	—	178,292
Utilities	225,316	—	—	225,316
Total Common Stocks	26,745,845	—	—	26,745,845
Closed-End Funds	119,200	—	—	119,200
Exchange-Traded Funds	5,551,696	—	—	5,551,696
Exchange-Traded Notes	163,877	—	—	163,877
Purchased Options	24,485	—	—	24,485
Short-Term Investments	10,494,139	—	—	10,494,139
Total Investments in Securities	$43,099,242	$—	$—	$43,099,242
Securities Sold Short	$12,871,606	$—	$—	$12,871,606
Written Options	$9,100	$—	$—	$9,100
Other Financial Instruments*
Long Futures Contracts	$3,357	$—	$—	$3,357

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended August 31, 2011.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the period ended August 31, 2011 were $10,423 and $2,913, respectively.  The average monthly notional amount of long futures contracts during the period ended August 31, 2011 was $729,584.

Transactions in written options contracts for the period ended August 31, 2011, were as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(299)	(17,897)
Options closed	109	6,043
Options expired	29	2,400
Options exercised	58	2,759
Outstanding at August 31, 2011	(103)	$(6,695)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

As of August 31, 2011, the Fund purchased 13 S&P 500 E-mini futures contracts for delivery in September 2011.  The Fund has recorded an unrealized gain of $3,357 as of August 31, 2011 related to these contracts.  The Fund has additionally recorded an asset of $3,156 as of August 31, 2011 related to the current day’s variation margin related to these contracts.

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2011 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not
accounted for as
hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts –	Investments,		Options written,
Options	at fair value	$24,485	at value	$9,100
	Net Assets –
	unrealized
	appreciation
Equity Contracts –	on futures
Futures*	contracts	3,357	N/A	—
Total		$27,842		$9,100

*	Includes cumulative appreciation of futures contracts as reported in the Schedule of Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(1,947)	$5,573	$(468,192)	$(464,566)
Total	$(1,947)	$5,573	$(468,192)	$(464,566)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as
hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(6,269)	$(2,405)	$3,357	$(5,317)
Total	$(6,269)	$(2,405)	$3,357	$(5,317)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended August 31, 2011, Orinda Asset Management, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 2.30% based upon the average daily net assets of the Fund. For the period ended August 31, 2011, the Fund incurred $133,669 in advisory fees.  The Advisor has delegated the day to day management of the Fund to various sub-advisors.  The Advisor pays the sub-advisor fees for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest and dividends on securities sold short and extraordinary expense) do not exceed the following amounts of the Fund’s Class A, Class C and Class I shares average daily net assets:

Class A	2.95%
Class C	3.70%
Class I	2.64%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended August 31, 2011, the Advisor reduced its fees and absorbed Fund expenses in the amount of $181,010 in the Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2015	$181,010

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian. For the period ended August 31, 2011, the Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

Administration and fund accounting	$66,023
Transfer agency(a)	$29,650
Custody	$2,012

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the period ended August 31, 2011, the Chief Compliance Officer fees and expenses incurred were $7,269.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended August 31, 2011, the Fund incurred Distribution expenses of $2,938 for the Class A shares and $4,397 for the Class C shares pursuant to the Plan.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Fund may pay servicing fees at an annual rate of 0.13% of the average daily net assets of the Class A and Class C shares and 0.07% of the average daily net assets of the Class I shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2011 (Unaudited)

provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended August 31, 2011, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Class A	Class C	Class I
$1,527	$572	$2,938

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended August 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$41,233,184	$6,901,542

EXPENSE EXAMPLE
August 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 31, 2011 (inception) to August 31, 2011.

Actual Expenses

The information in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2011 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/31/11	8/31/11	3/31/11 – 8/31/11

Actual(2)
Class A	$1,000.00	$956.40	$13.70
Class C	$1,000.00	$952.80	$16.65
Class I	$1,000.00	$957.60	$12.48

Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,008.63	$14.05
Class C	$1,000.00	$1,005.47	$17.09
Class I	$1,000.00	$1,009.93	$12.80

(1)
Expenses are equal to the Class A, Class C and Class I fund shares’ annualized expense ratio of 3.35%, 4.08% and 3.05%, respectively, multiplied by the average account value over the period, multiplied by 153/366 (to reflect the period).

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $12.06, $15.10, and $10.80 for Class A, Class C, and Class I, respectively.

(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.38, $15.51, and $11.09 for Class A, Class C, and Class I, respectively.

NOTICE TO SHAREHOLDERS
at August 31, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-467-4632 or by visiting the Fund’s website at www.orindafunds.com.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting held on March 23-25, 2011, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement and Sub-Advisory Agreements for the Orinda Multi-Manager Hedged Equity  Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, the Sub-Advisors, and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement and by the Sub-Advisors under the Sub-Advisory Agreements.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement and Sub-Advisory Agreements:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisors under the Advisory Agreement and Sub-Advisory Agreements.  The Board considered the Advisor’s and Sub-Advisors’ specific responsibilities in all aspects of day-to-day management of the Fund.  In this regard, the Board considered the specific roles and responsibilities of the Advisor in providing overall management and oversight for the Fund and ultimate responsibility for the selection of Sub-Advisors and in assuring that the Sub-Advisors appropriately implement the investment mandate of the Fund.  The Board considered the specific role of the Lead Sub-Advisor, both in monitoring the performance of other Sub-Advisors and making recommendations to the Advisor regarding new Sub-Advisors and in also managing directly a portion of the Fund’s portfolio.  The Board considered the potential conflicts of interest associated with the termination payment obligation of the Advisor to the Lead Sub-Advisor under the side arrangement.  In assessing that conflict, the Board considered the procedures that were put in place to assure that the Board is made aware of potential scenarios where the conflict may arise so that it can act appropriately.

The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor and Sub-Advisors that would be involved in the day-today activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor and Sub-Advisors, including information regarding each compliance program, chief compliance officer and the Advisor’s and Sub-Advisors’ compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the principals of the Advisor had previous experience managing mutual funds while employed with another investment adviser.  After discussion, the Board concluded that the Advisor  and Sub-Advisors have the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees then discussed the expected costs of the services to be provided by the Advisor and Sub-Advisors and the structure and level of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  In reviewing sub-advisory fees, the Board was mindful that the sub-advisory fees were paid by the Advisor out of its advisory fee and not directly by the Fund and that the fee rates were the result of arms-length negotiation between the Advisor and each Sub-Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 2.95% for Class A shares, 3.70% for Class C shares, and 2.64% for Class I shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses were above the peer group median and average.  The Board also noted that the Fund’s expected contractual advisory fee was above the peer group median and average.  The Board took into consideration the sub-advised multi-manager approach and the Fund’s use of alternative investment strategies.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

The Board then considered the profits expected to be realized by the Advisor and Sub-Advisors from each party’s relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees on Class A and Class C shares of the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

excessive, and that the Advisor had sufficient resources to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor and the sub-advisory arrangements with each Sub-Advisor, including the advisory and sub-advisory fees, were fair and reasonable.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, California  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date     11/3/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess__
Douglas G. Hess, President

Date     11/3/11

By (Signature and Title)*    /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date     11/3/11

* Print the name and title of each signing officer under his or her signature